Related party transactions (Tables)	9 Months Ended
Sep. 30, 2023
Related Party [Abstract]
Schedule of Compensation Awarded to Key Management Personnel
Compensation awarded to key management personnel for the three and nine months ended September 30, 2023 and 2022 is as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	$	$	$	$
Salaries and benefits	1,308	1,082	3,589	2,590
Share-based compensation	1,108	425	3,245	2,106
	2,416	1,507	6,834	4,696